SHARE-BASED COMPENSATION (Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number outstanding	3,930,974
Number exercisable	3,930,974
Scheme X [Member]
Weighted-average exercise price | $ / shares	$ 1.34
Number outstanding	1,410,748
Number exercisable	1,410,748
Weighted-average remaining contractual life	4 years 4 months 17 days
Scheme V [Member]
Weighted-average exercise price | $ / shares	$ 2.33
Number outstanding	229,468
Number exercisable	229,468
Weighted-average remaining contractual life	1 year 9 months 4 days
Scheme VI [Member]
Weighted-average exercise price | $ / shares	$ 3.53
Number outstanding	260,554
Number exercisable	260,554
Weighted-average remaining contractual life	2 years 5 months 1 day
Scheme IX [Member]
Weighted-average exercise price | $ / shares	$ 1.34
Number outstanding	1,000,000
Number exercisable	1,000,000
Weighted-average remaining contractual life	3 years 10 months 20 days
Scheme XI [Member]
Weighted-average exercise price | $ / shares	$ 1.34
Number outstanding	332,667
Number exercisable	332,667
Weighted-average remaining contractual life	4 years 9 months
Scheme XII [Member]
Weighted-average exercise price | $ / shares	$ 1.34
Number outstanding	69,875
Number exercisable	69,875
Weighted-average remaining contractual life	4 years 10 months 20 days
Scheme XIII [Member]
Weighted-average exercise price | $ / shares	$ 0.48
Number outstanding	627,662
Number exercisable	627,662
Weighted-average remaining contractual life	6 years 7 days